Fair value (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Fair Value Measurement Hierarchy for Assets

Fair value measurement hierarchy for assets as at 31 December 2018:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(Thousands of yen)
Assets measured at fair value through other comprehensive income:
Investment securities	15,358	—	—	15,358
Assets measured at fair value through profit or loss
Other non-current financial assets	—	—	65,032	65,032

Total	15,358	—	65,032	80,390

There have been no transfers between level 1 and level 2 during 2018.

Fair value measurement hierarchy for assets as at 31 December 2017:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Thousands of yen)
AFS financial assets:
Investment securities	17,898	—	—	17,898

Total	17,898	—	—	17,898

Summary of Reconciliation of Fair Value Measurement of Financial Instruments

The reconciliation of fair value measurement of financial instruments measured at level 3 for the year ended December 31, 2018 are as follows:

2018
(Thousands of yen)
Financial assets measured at fair value through profit or loss
As at January 1	—
Purchases	106,911
Net gains and losses recognized in profit and loss	(41,879)

As at December 31	65,032

Comparison of Carrying Amounts and Fair Values by Class of Financial Instruments

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than items for which carrying amounts approximate fair value:

	December 31, 2018
	Carrying amount	Fair value
	(Thousands of yen)
Financial Assets
Lease deposits receivable	2,441,289	2,543,587
Construction loan receivable from lessors	756,106	765,080

Total	3,197,395	3,308,667

Financial liabilities
Interest-bearing loans and borrowings	5,201,412	5,202,991
Franchise deposit liabilities	1,226,396	1,283,676

Total	6,427,808	6,486,667

	December 31, 2017
	Carrying amount	Fair value
	(Thousands of yen)
Financial Assets measured at amortized cost
Lease deposits receivable	1,732,892	1,875,067
Construction loan receivable from lessors	54,989	54,989

Total	1,787,881	1,930,056

Financial liabilities measured at amortized cost
Interest-bearing loans and borrowings	2,530,421	2,550,040
Franchise deposit liabilities	634,017	664,025

Total	3,164,438	3,214,065